Asset Retirement Obligations (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Carrying amount of asset retirement obligations at beginning of year	$ 44,777	$ 55,862
Liabilities incurred	15,390	800
Liabilities settled		(104)
Accretion expense	3,781	3,740
Revisions in estimated liabilities	(679)	(15,521)
Carrying amount of asset retirement obligations at end of year	$ 63,269	$ 44,777